Accrued Liabilities Narrative (Details) $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Accrued Liabilities [Abstract]
Candadian Government Amendment Arrangements, Annual Payment Amount		$ 243	$ 327
Canadian Government Amendment Arrangements, Expense	$ 867
Canadian Government Amendment Arrangements, Remaining Liability				$ 256